401(k) and Employee Stock Ownership Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Annual Employee Additional Contribution Threshold, Percentage of Base Salary	100.00%
Annual Employee Additional Contribution, Maximum Allowable Contribution	$ 49
Term for Employees to Become Fully Vested	6 years
Company contributions to plan	$ 5,870	$ 5,400	$ 5,400